Employee Benefits	12 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

Note 17 – EMPLOYEE BENEFITS

The Company has made the required employee benefit contributions in accordance with relevant rules and regulations in the PRC. Such contributions include funding for retirement insurance, unemployment insurance, medical insurance, work injury insurance, maternity insurance and housing fund. The Company recorded the contributions in salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of its employees, up to a maximum amount specified by the local government. The contributions made by the Company were US$21,115, US$30,522 and US$7,390 for the years ended March 31, 2026, 2025 and 2024, respectively.